Income Taxes (Reconciliation Of Effective Tax Rate To The U.S. Federal Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Federal income tax rate	35.00%	35.00%	(35.00%)
Research and development credit	(0.80%)	(0.90%)	(9.30%)
Income subject to other than the federal income tax rate	(4.20%)	(5.00%)	(2.70%)
Change in tax rates	(0.90%)	0.20%	5.80%
State taxes, net of federal benefits	0.70%	0.90%	(13.20%)
Valuation allowance	(0.50%)	(8.20%)	17.70%
Tax law change	0.00%	4.30%	0.00%
Favorable resolution of prior year audits	(1.60%)	(0.50%)	(19.60%)
Other charges, net	0.10%	0.10%	10.50%
Effective tax rate	27.80%	25.90%	(45.80%)